Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

(16) Stock-Based Compensation

Prior to May 2012, we granted share-based awards to employees and directors, including stock options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”) and deferred stock units (“DSUs”) under the 2004 Genworth Financial, Inc. Omnibus Incentive Plan (the “2004 Omnibus Incentive Plan”). In May 2012, the 2012 Genworth Financial, Inc. Omnibus Incentive Plan (the “2012 Omnibus Incentive Plan,” together with the 2004 Omnibus Incentive Plan, the “Omnibus Incentive Plans”) was approved by stockholders. Under the 2012 Omnibus Incentive Plan, we are authorized to grant 16 million equity awards, plus a number of additional shares not to exceed 25 million underlying awards outstanding under the prior Plan. From and after May 2012, no further awards have been or will be granted under the 2004 Omnibus Incentive Plan and the 2004 Omnibus Incentive Plan will remain in effect only as long as awards granted thereunder remain outstanding.

We recorded stock-based compensation expense under the Omnibus Incentive Plans of $23 million, $32 million and $40 million, respectively, for the years ended December 31, 2012, 2011 and 2010. For awards issued prior to January 1, 2006, stock-based compensation expense was recognized on a graded vesting attribution method over the awards’ respective vesting schedule. For awards issued after January 1, 2006, stock-based compensation expense was recognized evenly on a straight-line attribution method over the awards’ respective vesting period.

For purposes of determining the fair value of stock-based payment awards on the date of grant, we typically use the Black-Scholes Model. The Black-Scholes Model requires the input of certain assumptions that involve judgment. Management periodically evaluates the assumptions and methodologies used to calculate fair value of share-based compensation. Circumstances may change and additional data may become available over time, which could result in changes to these assumptions and methodologies.

The following table contains the stock option and SAR weighted-average grant date fair value information and related valuation assumptions, excluding exchanged grants and performance-accelerated options described further below, for the years ended December 31:

	Stock Options and SARs
	2012	2011	2010
Awards granted (in thousands)	5,085	2,730	3,240
Maximum share value at exercise of SARs	$75.00	$75.00	$—
Fair value per options and SARs	$2.34	$3.19	$10.48
Valuation assumptions:
Expected term (years)	6.0	6.0	6.0
Expected volatility	100.7%	95.3%	92.8%
Expected dividend yield	0.5%	0.5%	0.5%
Risk-free interest rate	1.1%	2.9%	2.9%

During 2012 and 2011, we granted SARs with exercise prices ranging from $4.48 to $8.88 and $5.84 to $12.75, respectively. These SARs have a feature that places a cap on the amount of gain that can be recognized upon exercise of the SARs. Specifically, if the price of our Class A Common Stock reaches $75.00, any vested portion of the SAR will be automatically exercised. During 2011, we granted stock options with exercise prices ranging from $12.75 to $13.50. The stock option and SAR grant prices equaled the closing market prices of our Class A Common Stock on the date of grant and the awards have an exercise term of 10 years. The stock options and SARs granted in 2012 and 2011 have average vesting periods of four years in annual increments commencing on the first anniversary of the grant date. Additionally, during 2012 and 2011, we issued RSUs with average restriction periods of four years and a fair value of $4.48 to $9.10 and $5.84 to $13.50, respectively, which were measured at the market price of a share of our Class A Common Stock on the grant date.

For purposes of determining the fair value of 1.4 million shares of performance-accelerated SARs and 0.2 million shares of performance-accelerated non-qualified options that were issued in August 2009, we used the Monte-Carlo Simulation. Monte-Carlo Simulation is a technique used to simulate future stock price movements in order to determine the fair value due to unique vesting and exercising provisions. The performance-accelerated SARs and options grant date fair value was $5.28 and were fully amortized over a 1.4 year derived service period. The performance-accelerated SARs and options vest on the fourth anniversary of the grant date but are subject to earlier vesting in one-third increments based on the closing price of our Class A Common Stock exceeding certain specified amounts ($12.00, $16.00 and $20.00, respectively) for 20 consecutive trading days. Based on the closing price of our Class A Common Stock, the first two tranches at $12.00 and $16.00 vested in 2010.

The following table summarizes stock option activity as of December 31, 2012 and 2011:

(Shares in thousands)	Shares subject to option	Weighted- average exercise price
Balance as of January 1, 2011	9,654	$13.23
Granted	34	$13.08
Exercised	(404)	$3.82
Forfeited	(1,319)	$19.28
Expired	—	$—

Balance as of January 1, 2012	7,965	$12.70
Exercised	(311)	$2.79
Forfeited	(1,545)	$18.40
Expired	—	$—

Balance as of December 31, 2012	6,109	$11.77

Exercisable as of December 31, 2012	5,225	$11.49

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Outstanding			Exercisable
Exercise price range	Shares in thousands	Average life (1)	Average exercise price	Shares in thousands	Average exercise price
$2.00 – $2.46 (2)	1,074	5.92	$2.45	1,074	$2.45
$5.30 – $7.80 (2)	2,021	2.96	$7.78	1,897	$7.78
$9.10 – $14.18	1,636	6.81	$14.15	896	$14.15
$14.92 – $19.71	852	1.54	$19.42	846	$19.43
$20.14 – $34.13	526	2.82	$26.27	512	$26.37

	6,109		$11.77	5,225	$11.49

(1)	Average contractual life remaining in years.
(2)	These shares have an aggregate intrinsic value for total options and exercisable options of $5 million each.

The following table summarizes the status of our other equity-based awards as of December 31, 2012 and 2011:

	RSUs		DSUs		SARs
(Awards in thousands)	Number of awards	Weighted- average grant date fair value	Number of awards	Weighted- average fair value	Number of awards	Weighted- average grant date fair value
Balance as of January 1, 2011	2,842	$18.52	499	$10.26	8,819	$7.44
Granted	955	$12.55	158	$8.06	2,696	$3.11
Exercised	(987)	$17.54	(119)	$3.02	(95)	$1.28
Terminated	(278)	$18.10	—	$—	(946)	$7.02

Balance as of January 1, 2012	2,532	$16.65	538	$9.46	10,474	$6.42
Granted	1,087	$8.22	162	$6.47	5,085	$2.34
Exercised	(1,103)	$14.16	(10)	$2.14	(51)	$1.28
Terminated	(236)	$17.97	—	$—	(5,149)	$6.52

Balance as of December 31, 2012	2,280	$12.97	690	$8.74	10,359	$4.44

As of December 31, 2012 and 2011, total unrecognized stock-based compensation expense related to non-vested awards not yet recognized was $32 million and $49 million, respectively. This expense is expected to be recognized over a weighted-average period of two years.

There was $1 million and $2 million in cash received from stock options exercised in 2012 and 2011, respectively. New shares were issued to settle all exercised awards. The actual tax benefit realized for the tax deductions from the exercise of share-based awards was $3 million and $6 million as of December 31, 2012 and 2011, respectively.

In connection with the initial public offering of Genworth Canada in July 2009, our indirect subsidiary, Genworth Canada, granted stock options and other equity-based awards to its Canadian employees. As of December 31, 2012, Genworth Canada had outstanding 1,027,130 of stock options and 142,972 of RSUs and performance stock units (“PSUs”) and 34,412 of DSUs, all of which were vested. As of December 31, 2011, Genworth Canada had outstanding 1,152,450 of stock options and 140,940 of RSUs and PSUs and 20,437 of DSUs, all of which were vested. For the years ended December 31, 2012 and 2010, we recorded stock-based compensation expense of $3 million and $4 million, respectively. For the year ended December 31, 2011, we recorded a benefit from stock-based compensation of $1 million. For the years ended December 31, 2012, 2011 and 2010, we estimated total unrecognized expense of $1 million, $1 million and $4 million, respectively, related to these awards. See note 23 for additional information regarding the initial public offering of Genworth Canada.